Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 9,167	$ 6,457	$ 29,431	$ 18,511
Cost of goods sold	1,495	971	4,103	2,605
Gross profit	7,672	5,486	25,328	15,906
Operating expenses:
Research and development	3,296	5,844	17,688	29,835
Sales and marketing	6,734	6,687	25,839	17,034
General and administrative	4,971	4,627	17,966	23,512
Loss from operations	(7,329)	(11,672)	(36,165)	(54,475)
Other income (expense):
Interest income	74	92	404	431
Interest expense	(1,209)	(3)	(3,090)	(16)
Loss on equity issuance				(5,874)
Extinguishment of tranche liability				1,520
Change in fair value of SEPA, warrant, and revenue base redemption liabilities	(835)	2,521	(2,107)	(10,855)
Change in fair value of contingent earnout liability	(820)	(3,988)	11,231	10,293
Other expense, net	(251)	(153)	(312)	(378)
Loss before income taxes	(10,370)	(13,203)	(30,039)	(59,354)
Income tax expense	(5)	(3)	(6)	(9)
Net loss available to common stockholders	(10,375)	(13,206)	(30,045)	(59,363)
Deemed dividend related to Series B-2 preferred stock down round provision				(2,981)
Undeclared dividends on Series A preferred stock	(712)	(801)	(3,188)	(1,258)
Net loss attributable to common stockholders	$ (11,087)	$ (14,007)	$ (33,233)	$ (63,602)
Net loss per common share, basic	$ (0.39)	$ (0.60)	$ (1.31)	$ (6.77)
Net loss per common share, diluted	$ (0.39)	$ (0.60)	$ (1.31)	$ (6.77)
Weighted average common shares outstanding, basic	28,527,453	23,323,045	25,331,753	9,395,748
Weighted average common shares outstanding, diluted	28,527,453	23,323,045	25,331,753	9,395,748